Label	Element	Value
TrueShares Structured Outcome September ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	93.50%
TrueShares Structured Outcome September ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.40%
TrueShares Structured Outcome September ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
TrueShares Structured Outcome September ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	93.60%
TrueShares Structured Outcome September ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.00%
TrueShares Structured Outcome September ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
TrueShares Structured Outcome September ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(1.70%)
TrueShares Structured Outcome September ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%